SCHEDULE OF SEGMENT REPORTING REVENUE BY REGION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 10,183,553	$ 14,149,967	$ 29,522,353	$ 29,908,561	$ 25,494,564
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			28,971,115	28,756,333	23,704,259
Overseas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue			$ 551,238	$ 1,152,228	$ 1,790,305